Quarterly Report
March 31, 2024
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.1%
Boeing Co. (a)	6,189	$1,194,415
General Dynamics Corp.	3,217	908,770
Honeywell International, Inc.	6,235	1,279,734
Howmet Aerospace, Inc.	11,044	755,741
Leidos Holdings, Inc.	12,375	1,622,239
		$5,760,899
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,238	$879,959
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	10,055	$944,969
PVH Corp.	2,467	346,885
VF Corp.	15,281	234,410
		$1,526,264
Automotive – 0.4%
Aptiv PLC (a)	12,267	$977,066
Rivian Automotive, Inc., “A” (a)	9,383	102,744
		$1,079,810
Broadcasting – 0.9%
Omnicom Group, Inc.	4,953	$479,252
Walt Disney Co.	16,899	2,067,762
		$2,547,014
Brokerage & Asset Managers – 2.0%
Cboe Global Markets, Inc.	1,599	$293,784
Charles Schwab Corp.	14,823	1,072,296
CME Group, Inc.	4,477	963,853
KKR & Co., Inc.	16,473	1,656,854
Raymond James Financial, Inc.	6,856	880,448
TPG, Inc.	11,861	530,187
		$5,397,422
Business Services – 3.9%
Accenture PLC, “A”	1,428	$494,959
Fidelity National Information Services, Inc.	7,342	544,629
Fiserv, Inc. (a)	5,448	870,699
Insperity, Inc.	17,178	1,882,880
Morningstar, Inc.	4,013	1,237,489
TransUnion	27,402	2,186,680
TriNet Group, Inc.	13,363	1,770,464
Tyler Technologies, Inc. (a)	1,863	791,794
Verisk Analytics, Inc., “A”	3,542	834,956
WNS (Holdings) Ltd. (a)	3,717	187,820
		$10,802,370
Cable TV – 0.6%
Cable One, Inc.	1,903	$805,217
Comcast Corp., “A”	21,912	949,885
		$1,755,102
Chemicals – 0.4%
Eastman Chemical Co.	10,805	$1,082,877

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 11.4%
Autodesk, Inc. (a)	2,616	$681,259
Cadence Design Systems, Inc. (a)	10,541	3,281,203
Check Point Software Technologies Ltd. (a)	2,519	413,141
Datadog, Inc., “A” (a)	3,919	484,388
Dun & Bradstreet Holdings, Inc.	263,887	2,649,425
Flywire Corp. (a)	13,728	340,592
Microsoft Corp. (s)	48,791	20,527,350
Salesforce, Inc.	10,697	3,221,722
		$31,599,080
Computer Software - Systems – 5.1%
Apple, Inc. (s)	52,463	$8,996,355
Block, Inc., “A” (a)	6,434	544,188
Guidewire Software, Inc. (a)	6,809	794,678
HubSpot, Inc. (a)	1,083	678,565
Rapid7, Inc. (a)	13,899	681,607
ServiceNow, Inc. (a)	2,612	1,991,389
Zebra Technologies Corp., “A” (a)	1,744	525,711
		$14,212,493
Construction – 1.7%
AZEK Co., Inc. (a)	11,189	$561,912
Masco Corp.	11,113	876,593
Sherwin-Williams Co.	2,461	854,779
Summit Materials, Inc., “A” (a)	26,017	1,159,578
Sun Communities, Inc., REIT	5,338	686,360
Vulcan Materials Co.	2,239	611,068
		$4,750,290
Consumer Products – 1.6%
Colgate-Palmolive Co.	11,818	$1,064,211
e.l.f. Beauty, Inc. (a)	1,866	365,792
International Flavors & Fragrances, Inc.	7,681	660,489
Kenvue, Inc.	54,236	1,163,905
Procter & Gamble Co.	6,501	1,054,787
		$4,309,184
Consumer Services – 0.9%
Booking Holdings, Inc.	582	$2,111,426
Grand Canyon Education, Inc. (a)	2,749	374,441
		$2,485,867
Containers – 0.1%
Crown Holdings, Inc.	4,429	$351,043
Electrical Equipment – 1.8%
AMETEK, Inc.	6,830	$1,249,207
Amphenol Corp., “A”	10,471	1,207,830
Emerson Electric Co.	6,715	761,615
Johnson Controls International PLC	10,068	657,642
nVent Electric PLC	7,774	586,159
TE Connectivity Ltd.	3,799	551,767
		$5,014,220
Electronics – 7.8%
Analog Devices, Inc.	9,948	$1,967,615
Applied Materials, Inc.	11,605	2,393,299
Lam Research Corp.	2,957	2,872,933
Marvell Technology, Inc.	39,315	2,786,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Monolithic Power Systems, Inc.	1,305	$884,033
NVIDIA Corp.	10,202	9,218,119
NXP Semiconductors N.V.	6,204	1,537,165
		$21,659,811
Energy - Independent – 2.1%
Chesapeake Energy Corp.	6,131	$544,617
ConocoPhillips	18,196	2,315,987
Diamondback Energy, Inc.	4,549	901,475
Permian Resources Corp.	28,734	507,442
Phillips 66	4,775	779,949
Valero Energy Corp.	3,734	637,356
		$5,686,826
Energy - Integrated – 1.7%
Exxon Mobil Corp.	39,450	$4,585,668
Engineering - Construction – 0.6%
APi Group, Inc. (a)	12,891	$506,230
Jacobs Solutions, Inc.	7,144	1,098,247
		$1,604,477
Entertainment – 0.5%
Spotify Technology S.A. (a)	4,188	$1,105,213
Vivid Seats, Inc., “A” (a)	33,076	198,125
		$1,303,338
Food & Beverages – 2.1%
Coca-Cola Europacific Partners PLC	14,382	$1,006,021
Mondelez International, Inc.	22,014	1,540,980
Monster Worldwide, Inc. (a)	19,297	1,143,926
PepsiCo, Inc.	12,285	2,149,998
		$5,840,925
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	7,587	$344,526
International Game Technology PLC	10,456	236,201
Las Vegas Sands Corp.	5,545	286,676
Marriott International, Inc., “A”	4,665	1,177,026
		$2,044,429
General Merchandise – 0.4%
Dollar General Corp.	6,653	$1,038,267
Health Maintenance Organizations – 1.4%
Cigna Group	10,306	$3,743,036
Insurance – 3.8%
American International Group, Inc.	12,105	$946,248
Aon PLC	6,827	2,278,306
Arthur J. Gallagher & Co.	6,395	1,599,006
Assurant, Inc.	2,631	495,259
Chubb Ltd.	8,005	2,074,336
Corebridge Financial, Inc.	25,163	722,933
Hanover Insurance Group, Inc.	2,565	349,276
MetLife, Inc.	7,942	588,582
Voya Financial, Inc.	8,554	632,312

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	3,465	$952,875
		$10,639,133
Internet – 6.3%
Alphabet, Inc., “A” (a)(s)	63,393	$9,567,906
Gartner, Inc. (a)	2,102	1,001,960
Meta Platforms, Inc., “A”	14,133	6,862,702
		$17,432,568
Leisure & Toys – 0.6%
Electronic Arts, Inc.	6,435	$853,731
Hasbro, Inc.	5,601	316,569
Take-Two Interactive Software, Inc. (a)	3,884	576,735
		$1,747,035
Machinery & Tools – 2.2%
AGCO Corp.	6,990	$859,910
Eaton Corp. PLC	8,178	2,557,097
Flowserve Corp.	4,470	204,190
Ingersoll Rand, Inc.	1,831	173,853
Nordson Corp.	2,084	572,141
Pentair PLC	6,170	527,165
Wabtec Corp.	7,232	1,053,558
		$5,947,914
Major Banks – 3.4%
JPMorgan Chase & Co. (s)	23,484	$4,703,845
Morgan Stanley	14,862	1,399,406
PNC Financial Services Group, Inc.	10,367	1,675,307
Wells Fargo & Co.	26,524	1,537,331
		$9,315,889
Medical & Health Technology & Services – 1.8%
Encompass Health Corp.	11,639	$961,149
ICON PLC (a)	3,373	1,133,159
McKesson Corp.	3,494	1,875,754
Veeva Systems, Inc. (a)	4,689	1,086,394
		$5,056,456
Medical Equipment – 4.0%
Agilent Technologies, Inc.	6,942	$1,010,131
Becton, Dickinson and Co.	9,083	2,247,588
Boston Scientific Corp. (a)	36,635	2,509,131
Envista Holdings Corp. (a)	15,050	321,769
Maravai Lifesciences Holdings, Inc., “A” (a)	39,403	341,624
Masimo Corp. (a)	4,358	639,972
Medtronic PLC	28,204	2,457,979
QuidelOrtho Corp. (a)	7,829	375,322
STERIS PLC	5,166	1,161,420
		$11,064,936
Natural Gas - Distribution – 0.3%
Southwest Gas Holdings, Inc.	12,603	$959,466
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	3,297	$531,740
Targa Resources Corp.	4,970	556,591
		$1,088,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.3%
Motorola Solutions, Inc.	2,471	$877,156
Oil Services – 0.5%
Schlumberger Ltd.	13,255	$726,507
TechnipFMC PLC	20,901	524,824
		$1,251,331
Other Banks & Diversified Financials – 3.4%
American Express Co.	5,359	$1,220,191
Discover Financial Services	3,295	431,942
First Interstate BancSystem, Inc.	9,888	269,052
M&T Bank Corp.	3,835	557,762
Moody's Corp.	2,933	1,152,757
Northern Trust Corp.	4,835	429,928
Pacific Premier Bancorp, Inc.	7,242	173,808
United Community Bank, Inc.	9,286	244,408
Visa, Inc., “A”	17,175	4,793,199
		$9,273,047
Pharmaceuticals – 5.9%
AbbVie, Inc.	19,131	$3,483,755
Eli Lilly & Co.	5,592	4,350,352
Johnson & Johnson	21,078	3,334,329
Pfizer, Inc.	76,034	2,109,943
Vertex Pharmaceuticals, Inc. (a)	5,277	2,205,839
Zoetis, Inc.	5,474	926,256
		$16,410,474
Pollution Control – 0.5%
GFL Environmental, Inc.	43,136	$1,488,192
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	20,008	$1,764,105
Real Estate – 1.3%
Broadstone Net Lease, Inc., REIT	29,185	$457,329
Douglas Emmett, Inc., REIT	24,725	342,936
Extra Space Storage, Inc., REIT	3,591	527,877
Federal Realty Investment Trust, REIT	11,168	1,140,476
Jones Lang LaSalle, Inc. (a)	1,836	358,185
Prologis, Inc., REIT	2,022	263,305
W.P. Carey, Inc., REIT	8,836	498,704
		$3,588,812
Restaurants – 1.2%
Starbucks Corp.	27,307	$2,495,587
Wingstop, Inc.	1,931	707,518
		$3,203,105
Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	2,970	$719,542
Corteva, Inc.	13,390	772,201
DuPont de Nemours, Inc.	9,405	721,082
Linde PLC	2,782	1,291,738
Tronox Holdings PLC	21,540	373,719
		$3,878,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	60,704	$10,949,788
Burlington Stores, Inc. (a)	2,416	560,971
Home Depot, Inc.	9,647	3,700,589
Ross Stores, Inc.	7,876	1,155,882
Target Corp.	13,169	2,333,678
		$18,700,908
Telecommunications - Wireless – 0.9%
SBA Communications Corp., REIT	4,600	$996,820
T-Mobile USA, Inc.	9,985	1,629,752
		$2,626,572
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	63,890	$166,753
Trucking – 1.0%
J.B. Hunt Transport Services, Inc.	4,846	$965,565
Saia, Inc. (a)	1,322	773,370
United Parcel Service, Inc., “B”	6,038	897,428
		$2,636,363
Utilities - Electric Power – 1.8%
Constellation Energy	3,814	$705,018
Dominion Energy, Inc.	4,198	206,500
Duke Energy Corp.	7,013	678,227
Exelon Corp.	11,438	429,726
NextEra Energy, Inc.	16,419	1,049,338
PG&E Corp.	74,717	1,252,257
Southern Co.	3,976	285,238
Xcel Energy, Inc.	8,292	445,695
		$5,051,999
Total Common Stocks		$275,229,498
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	1,185,855	$1,186,092
Securities Sold Short – (0.1)%
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(2,286)	$(241,927)

Other Assets, Less Liabilities – 0.1%		204,852
Net Assets – 100.0%		$276,378,515
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,186,092 and $275,229,498, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
     At March 31, 2024, the fund had cash collateral of $2,843 and other liquid securities with an aggregate value of $961,077 to cover any collateral or margin obligations for securities sold short.
                                                                                                    See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$275,229,498	$—	$—	$275,229,498
Mutual Funds	1,186,092	—	—	1,186,092
Total	$276,415,590	$—	$—	$276,415,590
Securities Sold Short	$(241,927)	$—	$—	$(241,927)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,937,705	$11,651,798	$12,402,347	$(1,194)	$130	$1,186,092
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$27,059	$—